Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

Note 17. Benefit Plans:

Subsidiaries of Altria Group, Inc. sponsor noncontributory defined benefit pension plans covering the majority of all employees of Altria Group, Inc. However, employees hired on or after a date specific to their employee group are not eligible to participate in noncontributory defined benefit pension plans but are instead eligible to participate in a defined contribution plan with enhanced benefits. This transition for new hires occurred from October 1, 2006 to January 1, 2008. In addition, effective January 1, 2010, certain employees of UST and Middleton who were participants in noncontributory defined benefit pension plans ceased to earn additional benefit service under those plans and became eligible to participate in a defined contribution plan with enhanced benefits. Altria Group, Inc. and its subsidiaries also provide health care and other benefits to the majority of retired employees.

The plan assets and benefit obligations of Altria Group, Inc.'s pension plans and the benefit obligations of Altria Group, Inc.'s postretirement plans are measured at December 31 of each year.

Pension Plans

Obligations and Funded Status

The projected benefit obligations, plan assets and funded status of Altria Group, Inc.'s pension plans at December 31, 2011 and 2010, were as follows:

(in millions)	2011	2010
Projected benefit obligation at beginning of year	$6,439	$6,075
Service cost	74	80
Interest cost	351	356
Benefits paid	(371)	(375)
Actuarial losses	460	287
Termination	39
Curtailment	(22)
Other	(5)	16

Projected benefit obligation at end of year	6,965	6,439

Fair value of plan assets at beginning of year	5,218	4,870
Actual return on plan assets	188	667
Employer contributions	240	30
Funding of UST plans		26
Benefits paid	(371)	(375)

Fair value of plan assets at end of year	5,275	5,218

Net pension liability recognized at December 31	$(1,690)	$(1,221)

The net pension liability recognized in Altria Group, Inc.'s consolidated balance sheets at December 31, 2011 and 2010, was as follows:

(in millions)	2011	2010
Other accrued liabilities	$(28)	$(30)
Accrued pension costs	(1,662)	(1,191)

	$(1,690)	$(1,221)

The accumulated benefit obligation, which represents benefits earned to date, for the pension plans was $6.6 billion and $6.1 billion at December 31, 2011 and 2010, respectively.

At December 31, 2011 and 2010, the accumulated benefit obligations were in excess of plan assets for all pension plans.

The following assumptions were used to determine Altria Group, Inc.'s benefit obligations under the plans at December 31:

	2011	2010
Discount rate	5.0%	5.5%
Rate of compensation increase	4.0	4.0

The discount rates for Altria Group, Inc.'s plans were developed from a model portfolio of high-quality corporate bonds with durations that match the expected future cash flows of the benefit obligations.

Components of Net Periodic Benefit Cost

Net periodic pension cost consisted of the following for the years ended December 31, 2011, 2010 and 2009:

(in millions)	2011	2010	2009
Service cost	$74	$80	$96
Interest cost	351	356	349
Expected return on plan assets	(422)	(421)	(429)
Amortization:
Net loss	171	126	119
Prior service cost	14	13	12
Termination, settlement and curtailment	41		12

Net periodic pension cost	$229	$154	$159

During 2011 and 2009, termination, settlement and curtailment shown in the table above primarily reflect termination benefits, partially offset in 2009 by curtailment gains related to Altria Group, Inc.'s restructuring programs. For more information on Altria Group, Inc.'s restructuring programs, see Note 5. Asset Impairment, Exit, Implementation and Integration Costs.

The amounts included in termination, settlement and curtailment in the table above for the years ended December 31, 2011 and 2009 were comprised of the following changes:

(in millions)	2011	2009
Benefit obligation	$39	$9
Other comprehensive earnings/losses:
Net losses		3
Prior service cost	2

	$41	$12

For the pension plans, the estimated net loss and prior service cost that are expected to be amortized from accumulated other comprehensive losses into net periodic benefit cost during 2012 are $224 million and $10 million, respectively.

The following weighted-average assumptions were used to determine Altria Group, Inc.'s net pension cost for the years ended December 31:

	2011	2010	2009
Discount rate	5.5%	5.9%	6.1%
Expected rate of return on plan assets	8.0	8.0	8.0
Rate of compensation increase	4.0	4.5	4.5

Altria Group, Inc. sponsors deferred profit-sharing plans covering certain salaried, non-union and union employees. Contributions and costs are determined generally as a percentage of earnings, as defined by the plans. Amounts charged to expense for these defined contribution plans totaled $106 million, $108 million and $106 million in 2011, 2010 and 2009, respectively.

Plan Assets

Altria Group, Inc.'s pension plans investment strategy is based on an expectation that equity securities will outperform debt securities over the long term. Altria Group, Inc. implements the investment strategy in a prudent and risk-controlled manner, consistent with the fiduciary requirements of the Employee Retirement Income Security Act of 1974, by investing retirement plan assets in a well-diversified mix of equities, fixed income and other securities that reflects the impact of the demographic mix of plan participants on the benefit obligation using a target asset allocation between equity securities and fixed income investments of 55%/45%. Accordingly, the composition of Altria Group, Inc.'s plan assets at December 31, 2011 was broadly characterized as an allocation between equity securities (53%), corporate bonds (23%), U.S. Treasury and Foreign Government securities (17%) and all other types of investments (7%). Virtually all pension assets can be used to make monthly benefit payments.

Altria Group, Inc.'s pension plans investment strategy is accomplished by investing in U.S. and international equity commingled funds which are intended to mirror indices such as the Standard & Poor's 500 Index, Russell Small Cap Completeness Index, Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") Index, and MSCI Emerging Markets Index. Altria Group, Inc.'s pension plans also invest in actively managed international equity securities of large, mid, and small cap companies located in the developed markets of Europe, Australasia, and the Far East, and actively managed long duration fixed income securities that primarily include investment grade corporate bonds of companies from diversified industries, U.S. Treasuries and Treasury Inflation Protected Securities. The below investment grade securities represent 10% of the fixed income holdings or 5% of total plan assets at December 31, 2011. The allocation to emerging markets represents 4% of the equity holdings or 2% of total plan assets at December 31, 2011. The allocation to real estate and private equity investments is immaterial.

Altria Group, Inc.'s pension plans risk management practices include ongoing monitoring of the asset allocation, investment performance, investment managers' compliance with their investment guidelines, periodic rebalancing between equity and debt asset classes and annual actuarial re-measurement of plan liabilities.

Altria Group, Inc.'s expected rate of return on pension plan assets is determined by the plan assets' historical long-term investment performance, current asset allocation and estimates of future long-term returns by asset class. The forward-looking estimates are consistent with the overall long-term averages exhibited by returns on equity and fixed income securities.

The fair values of Altria Group, Inc.'s pension plan assets by asset category are as follows:

Investments at Fair value as of December 31, 2011

(in millions)	Level 1	Level 2	Level 3	Total
Common/collective trusts:
U.S. large cap	$—	$1,482	$—	$1,482
U.S. small cap		441		441
International developed markets		152		152
International emerging markets		100		100
Long duration fixed income		585		585
U.S. and foreign government securities or their agencies:
U.S. government and agencies		510		510
U.S. municipal bonds		44		44
Foreign government and agencies		204		204
Corporate debt instruments:
Above investment grade		618		618
Below investment grade and no rating		255		255
Common stock:
International equities	550			550
U.S. equities	21			21
Registered investment companies	124	63		187
U.S. and foreign cash and cash equivalents	42	4		46
Asset backed securities		49		49
Other, net	16	2	13	31

Total investments at fair value, net	$753	$4,509	$13	$5,275

Investments at Fair value as of December 31, 2010

(in millions)	Level 1	Level 2	Level 3	Total
Common/collective trusts:
U.S. large cap	$—	$1,431	$—	$1,431
U.S. small cap		533		533
International developed markets		177		177
International emerging markets		123		123
Long duration fixed income		479		479
Other		125		125
U.S. and foreign government securities or their agencies:
U.S. government and agencies		440		440
U.S. municipal bonds		32		32
Foreign government and agencies		308		308
Corporate debt instruments:
Above investment grade		488		488
Below investment grade and no rating		178		178
Common stock:
International equities	542			542
U.S. equities	24			24
Registered investment companies	152	62		214
U.S. and foreign cash and cash equivalents	38	6		44
Asset backed securities		48		48
Other, net	8	11	13	32

Total investments at fair value, net	$764	$4,441	$13	$5,218

Level 3 holdings are immaterial to total plan assets at December 31, 2011 and 2010.

For a description of the fair value hierarchy and the three levels of inputs used to measure fair value, see Note 2. Summary of Significant Accounting Policies.

Following is a description of the valuation methodologies used for investments measured at fair value, including the general classification of such investments pursuant to the fair value hierarchy.

Common/Collective Trusts: Common/collective trusts consist of pools of investments used by institutional investors to obtain exposure to equity and fixed income markets by investing in equity index funds which are intended to mirror indices such as Standard & Poor's 500 Index, Russell Small Cap Completeness Index, State Street Global Advisor's Fundamental Index, MSCI EAFE Index, MSCI Emerging Markets Index, and an actively managed long duration fixed income fund. They are valued on the basis of the relative interest of each participating investor in the fair value of the underlying assets of each of the respective common/collective trusts. The underlying assets are valued based on the net asset value ("NAV") as provided by the investment account manager and are classified in level 2 of the fair value hierarchy. These common/collective trusts have defined redemption terms which vary from two day prior notice to semi-monthly openings for redemption. There are no other restrictions on redemption at December 31, 2011.

U.S. and Foreign Government Securities: U.S. and Foreign Government securities consist of investments in Treasury Nominal Bonds and Inflation Protected Securities, investment grade municipal securities and unrated or non-investment grade municipal securities. Government securities, which are traded in a non-active over-the-counter market, are valued at a price which is based on a broker quote, and are classified in level 2 of the fair value hierarchy.

Corporate Debt Instruments: Corporate debt instruments are valued at a price which is based on a compilation of primarily observable market information or a broker quote in a non-active over-the-counter market, and are classified in level 2 of the fair value hierarchy.

Common Stocks: Common stocks are valued based on the price of the security as listed on an open active exchange on last trade date, and are classified in level 1 of the fair value hierarchy.

Registered Investment Companies: Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices and are classified in level 1 of the fair value hierarchy. Registered investment company funds which are designed specifically to meet Altria Group, Inc.'s pension plans investment strategies but are not traded on an active market are valued based on the NAV of the underlying securities as provided by the investment account manager on the last business day of the period and are classified in level 2 of the fair value hierarchy. The registered investment company funds measured at NAV have daily liquidity and are not subject to any redemption restrictions at December 31, 2011.

U.S. and Foreign Cash & Cash Equivalents: Cash and cash equivalents are valued at cost that approximates fair value, and are classified in level 1 of the fair value hierarchy. Cash collateral for forward contracts on U.S. Treasury notes, which approximates fair value, is classified in level 2 of the fair value hierarchy.

Asset Backed Securities: Asset backed securities are fixed income securities such as mortgage backed securities and auto loans that are collateralized by pools of underlying assets that are unable to be sold individually. They are valued at a price which is based on a compilation of primarily observable market information or a broker quote in a non-active, over-the-counter market, and are classified in level 2 of the fair value hierarchy.

Cash Flows

Altria Group, Inc. makes contributions to the extent that they are tax deductible, and to pay benefits that relate to plans for salaried employees that cannot be funded under IRS regulations. On January 3, 2012, Altria Group, Inc. made a voluntary $500 million contribution to its pension plans. Currently, Altria Group, Inc. anticipates making additional employer contributions to its pension plans of approximately $25 million to $50 million in 2012 based on current tax law. However, this estimate is subject to change as a result of changes in tax and other benefit laws, as well as asset performance significantly above or below the assumed long-term rate of return on pension assets, or changes in interest rates.

The estimated future benefit payments from the Altria Group, Inc. pension plans at December 31, 2011, are as follows:

(in millions)
2012	$386
2013	393
2014	416
2015	412
2016	418
2017 - 2021	2,191

Postretirement Benefit Plans

Net postretirement health care costs consisted of the following for the years ended December 31, 2011, 2010 and 2009:

(in millions)	2011	2010	2009
Service cost	$34	$29	$33
Interest cost	139	135	125
Amortization:
Net loss	39	32	36
Prior service credit	(21)	(21)	(9)
Termination and curtailment	(4)		40

Net postretirement health care costs	$187	$175	$225

During 2011 and 2009, termination and curtailment shown in the table above primarily reflects termination benefits and curtailment gains/losses related to Altria Group, Inc.'s restructuring programs. For further information on Altria Group, Inc.'s restructuring programs, see Note 5. Asset Impairment, Exit, Implementation and Integration Costs.

The amounts included in termination and curtailment shown in the table above for the years ended December 31, 2011 and 2009 were comprised of the following changes:

(in millions)	2011	2009
Accrued postretirement health care costs	$11	$40
Other comprehensive earnings/losses:
Prior service credit	(15)

	$(4)	$40

For the postretirement benefit plans, the estimated net loss and prior service credit that are expected to be amortized from accumulated other comprehensive losses into net postretirement health care costs during 2012 are $49 million and $(47) million, respectively.

The following assumptions were used to determine Altria Group, Inc.'s net postretirement cost for the years ended December 31:

	2011	2010	2009
Discount rate	5.5%	5.8%	6.1%
Health care cost trend rate	8.0	7.5	8.0

Altria Group, Inc.'s postretirement health care plans are not funded. The changes in the accumulated postretirement benefit obligation at December 31, 2011 and 2010, were as follows:

(in millions)	2011	2010
Accrued postretirement health care costs at beginning of year	$2,548	$2,464
Service cost	34	29
Interest cost	139	135
Benefits paid	(136)	(118)
Plan amendments	(282)	(58)
Assumption changes		124
Actuarial losses/(gains)	191	(28)
Termination and curtailment	11

Accrued postretirement health care costs at end of year	$2,505	$2,548

The current portion of Altria Group, Inc.'s accrued postretirement health care costs of $146 million at December 31, 2011 and 2010, is included in other accrued liabilities on the consolidated balance sheets.

The Patient Protection and Affordable Care Act ("PPACA"), as amended by the Health Care and Education Reconciliation Act of 2010, was signed into law in March 2010. The PPACA mandates health care reforms with staggered effective dates from 2010 to 2018, including the imposition of an excise tax on high cost health care plans effective 2018. The additional accumulated postretirement liability resulting from the PPACA, which is not material to Altria Group, Inc., has been included in Altria Group, Inc.'s accumulated postretirement benefit obligation at December 31, 2011 and 2010. Given the complexity of the PPACA and the extended time period during which implementation is expected to occur, further adjustments to Altria Group, Inc.'s accumulated postretirement benefit obligation may be necessary in the future.

The following assumptions were used to determine Altria Group, Inc.'s postretirement benefit obligations at December 31:

	2011	2010
Discount rate	4.9%	5.5%
Health care cost trend rate assumed for next year	8.0	8.0
Ultimate trend rate	5.0	5.0
Year that the rate reaches the ultimate trend rate	2018	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects as of December 31, 2011:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total of service and interest cost	13.3%	(10.6)%

Effect on postretirement benefit obligation	7.9	(6.7)

Altria Group, Inc.'s estimated future benefit payments for its postretirement health care plans at December 31, 2011, are as follows:

(in millions)
2012	$146
2013	158
2014	167
2015	173
2016	176
2017-2021	851

Postemployment Benefit Plans

Altria Group, Inc. sponsors postemployment benefit plans covering substantially all salaried and certain hourly employees. The cost of these plans is charged to expense over the working life of the covered employees. Net postemployment costs consisted of the following for the years ended December 31, 2011, 2010 and 2009:

(in millions)	2011	2010	2009
Service cost	$1	$1	$1
Interest cost	2	1	1
Amortization of net loss	16	12	11
Other	121	5	178

Net postemployment costs	$140	$19	$191

"Other" postemployment cost shown in the table above primarily reflects incremental severance costs related to Altria Group, Inc.'s restructuring programs (see Note 5. Asset Impairment, Exit, Implementation and Integration Costs).

For the postemployment benefit plans, the estimated net loss that is expected to be amortized from accumulated other comprehensive losses into net postemployment costs during 2012 is approximately $18 million.

Altria Group, Inc.'s postemployment benefit plans are not funded. The changes in the benefit obligations of the plans at December 31, 2011 and 2010, were as follows:

(in millions)	2011	2010
Accrued postemployment costs at beginning of year	$151	$349
Service cost	1	1
Interest cost	2	1
Benefits paid	(48)	(218)
Actuarial losses and assumption changes	43	13
Other	121	5

Accrued postemployment costs at end of year	$270	$151

The accrued postemployment costs were determined using a weighted-average discount rate of 2.8% and 3.8% in 2011 and 2010, respectively, an assumed weighted-average ultimate annual turnover rate of 1.0% in 2011 and 0.5% in 2010, assumed compensation cost increases of 4.0% in 2011 and 2010, and assumed benefits as defined in the respective plans. Postemployment costs arising from actions that offer employees benefits in excess of those specified in the respective plans are charged to expense when incurred.

Comprehensive Earnings/Losses:

The amounts recorded in accumulated other comprehensive losses at December 31, 2011 consisted of the following:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Net losses	$(2,788)	$(796)	$(175)	$(3,759)
Prior service (cost) credit	(46)	425		379
Deferred income taxes	1,104	146	68	1,318

Amounts recorded in accumulated other comprehensive losses	$(1,730)	$(225)	$(107)	$(2,062)

The amounts recorded in accumulated other comprehensive losses at December 31, 2010 consisted of the following:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Net losses	$(2,287)	$(647)	$(151)	$(3,085)
Prior service (cost) credit	(62)	182		120
Deferred income taxes	914	180	60	1,154

Amounts recorded in accumulated other comprehensive losses	$(1,435)	$(285)	$(91)	$(1,811)

The movements in other comprehensive earnings/losses during the year ended December 31, 2011 were as follows:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$171	$39	$16	$226
Prior service cost/credit	14	(21)		(7)
Deferred income taxes	(72)	(7)	(6)	(85)

	113	11	10	134

Other movements during the year:
Net losses	(672)	(188)	(40)	(900)
Prior service cost/credit	2	264		266
Deferred income taxes	262	(27)	14	249

	(408)	49	(26)	(385)

Total movements in other comprehensive earnings/losses	$(295)	$60	$(16)	$(251)

The movements in other comprehensive earnings/losses during the year ended December 31, 2010 were as follows:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$126	$32	$12	$170
Prior service cost/credit	13	(21)		(8)
Deferred income taxes	(55)	(4)	(4)	(63)

	84	7	8	99

Other movements during the year:
Net losses	(41)	(95)	(10)	(146)
Prior service cost/credit	(16)	58		42
Deferred income taxes	21	15	4	40

	(36)	(22)	(6)	(64)

Total movements in other comprehensive earnings/losses	$48	$(15)	$2	$35

The movements in other comprehensive earnings/losses during the year ended December 31, 2009 were as follows:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$119	$36	$11	$166
Prior service cost/credit	12	(9)		3
Other expense:
Net losses	3			3
Deferred income taxes	(52)	(10)	(4)	(66)

	82	17	7	106

Other movements during the year:
Net losses	413	(25)	(24)	364
Prior service cost/credit		75		75
Deferred income taxes	(161)	(19)	10	(170)

	252	31	(14)	269

Total movements in other comprehensive earnings/losses	$334	$48	$(7)	$375